Warranty Provision	12 Months Ended
Mar. 31, 2014
Guarantees [Abstract]
Warranty Provision
13.	WARRANTY PROVISION

Included in other accrued liabilities are warranty provisions of US$869,734, US$403,627 and US$729,528 as of March 31, 2014, 2013 and 2012, respectively, none of which are from discontinued operations. The Company’s warranty activity during the fiscal years ended March 31, 2014, 2013 and 2012 is summarized below:

	Fiscal years ended
	March 31, 2014	March 31, 2013	March 31, 2012
	US$	US$	US$
Balance at beginning of fiscal year	403,627	729,528	296,410
Additional provision	485,229	—	473,551
Reversal of unutilized amounts	(19,122)	(325,901)	(40,433)

Balance at end of fiscal year	869,734	403,627	729,528